Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 45.3	$ 46.5	$ 47.2
Change in accumulated other comprehensive income (loss) before reclassifications	(3.8)	(1.1)	0.8
Amounts reclassified from accumulated other comprehensive income (loss)	0.9	(0.1)	(0.1)
Net current-period other comprehensive income (loss)	(2.9)	(1.2)	0.7
Ending Balance	11.8	45.3	46.5
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	2.2	3.4	2.7
Ending Balance	$ (0.7)	$ 2.2	$ 3.4